Concentration of Risks - Schedule of Interest Bearing Borrowing (Details)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Interest Bearing Borrowing [Line Items]
Interest-bearing borrowing	94.60%	93.00%
Trust company A [Member]
Schedule of Interest Bearing Borrowing [Line Items]
Interest-bearing borrowing	38.70%	56.40%
Trust company B [Member]
Schedule of Interest Bearing Borrowing [Line Items]
Interest-bearing borrowing	29.10%	22.20%
Trust company C [Member]
Schedule of Interest Bearing Borrowing [Line Items]
Interest-bearing borrowing	26.80%	14.40%